Land Lease Prepayments and Others	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Land Lease Prepayments and Others
16	LAND LEASE PREPAYMENTS AND OTHERS

For the year ended December 31, 2017, the amortization of land lease prepayments expensed in the profit or loss amounted to approximately RMB446,000,000 (2016: approximately RMB443,000,000; 2015: approximately RMB426,000,000).